FINANCIAL INSTRUMENTS (Details 4) - Currency risk [member] R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)
Probable Scenario [Member] | Exchange Rate Swap C D I Dollar [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ 717	[1]
Scenario 1 [member] | Exchange Rate Swap C D I Dollar [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(87,396)
Scenario I I [Member] | Exchange Rate Swap C D I Dollar [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(174,793)
Gross Exchange Position [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	36,913	[1]
Gross Exchange Position [Member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(4,500,022)
Gross Exchange Position [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(9,000,045)
Cash flow hedges [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(47,184)	[1]
Cash flow hedges [member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	5,752,201
Cash flow hedges [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	11,504,402
Exchange Rate Swap Real Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	1,230	[1]
Exchange Rate Swap Real Dollar [Member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(150,009)
Exchange Rate Swap Real Dollar [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(300,018)
Net Exchange Position [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(8,324)	[1]
Net Exchange Position [Member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	1,014,774
Net Exchange Position [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	2,029,546
United States of America, Dollars | Exchange Rate Swap C D I Dollar [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ (67,000)
Risk	Dollar
United States of America, Dollars | Exchange Rate Swap Real Dollar [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ (115,000)
Risk	Dollar
United States of America, Dollars | Gross Exchange Position [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ (3,449,813)
Risk	Dollar
United States of America, Dollars | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 4,409,760
Risk	Dollar
United States of America, Dollars | Net Exchange Position [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 777,947
Risk	Dollar

[1]	The probable scenarios were calculated considering the following variations for the risks: Real x Dollar – valuation of the Real by 0.21% / Real x Euro - valuation of the Real by 0.20% / Euro x Dollar - no variation. Source: Central Bank of Brazil and European Central Bank quotations on March 1, 2023.